Quarterly Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Information

	(in thousands, except per share data) Year Ended December 31, 2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$3,715,576	$4,245,772	$4,290,236	$3,956,538
Gross margin (1)	314,985	585,260	682,236	443,426
Net earnings (loss) (2)	122,497	271,369	331,365	175,185
Net earnings (loss) attributable to Nucor stockholders (2)	87,565	243,620	305,447	159,639
Net earnings (loss) per share:
Basic	$0.27	$0.76	$0.95	$0.50
Diluted	$0.27	$0.76	$0.95	$0.50

	(in thousands, except per share data) Year Ended December 31, 2015
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$4,399,440	$4,357,609	$4,225,514	$3,456,713
Gross margin	271,036	291,552	383,207	168,095
Net earnings (loss) (3)	72,764	98,282	177,090	(155,106)
Net earnings (loss) attributable to Nucor stockholders (3)	58,232	67,613	142,360	(187,481)
Net earnings (loss) per share:
Basic	$0.18	$0.21	$0.44	$(0.59)
Diluted	$0.18	$0.21	$0.44	$(0.59)

(1)	Fourth quarter results include a benefit of $83.0 million related to the effects of a change in estimate related to the cost of certain inventories.
(2)	First quarter results include out-of-period non-cash gains totaling $13.4 million related to a noncontrolling interest adjustment and to tax adjustments. Third quarter results were impacted by charges related to legal settlements of $33.7 million and a net benefit of $11.1 million related to fair value adjustments to assets in the Corporate/eliminations segment.
(3)	Second quarter results include a $9.3 million benefit related to state tax credits. Third quarter results were impacted by an out-of-period non-cash gain of $10.2 million related to a correction of deferred tax balances. Fourth quarter results were impacted by a $153.0 million impairment charge related to our Duferdofin Nucor S.r.l. joint venture and an $84.1 million pre-tax impairment charge on assets related to the blast furnace project at the St. James Parish site.

Schedule of Quarterly Information Reflecting Effect of Change in Inventory Valuation Method from LIFO to FIFO

The following tables show quarterly information reflecting the effect of the change in inventory valuation method from LIFO to FIFO. Refer to Note 2 for more information related to the change in accounting principle the Company made in the fourth quarter of 2016.

	Year Ended December 31, 2016
	(in thousands, except per share data)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross margin using previous inventory valuation method (LIFO)	$286,948	$566,260	$624,336	$407,028
Effect of change	28,037	19,000	57,900	36,398

Gross margin using current inventory valuation method (FIFO)	$314,985	$585,260	$682,236	$443,426

Net earnings using previous inventory valuation method (LIFO)	$104,461	$258,336	$294,484	$153,023
Effect of change	18,036	13,033	36,881	22,162

Net earnings using current inventory valuation method (FIFO)	$122,497	$271,369	$331,365	$175,185

Net earnings attributable to Nucor stockholders using previous inventory valuation method (LIFO)	$70,754	$233,772	$270,036	$136,242
Effect of change	16,811	9,848	35,411	23,397

Net earnings attributable to Nucor stockholders using current inventory valuation method (FIFO)	$87,565	$243,620	$305,447	$159,639

Basic net earnings per share using previous inventory valuation method (LIFO)	$0.22	$0.73	$0.84	$0.42
Effect of change	$0.05	$0.03	$0.11	$0.08

Basic net earnings per share using current inventory valuation method (FIFO)	$0.27	$0.76	$0.95	$0.50

Diluted net earnings per share using previous inventory valuation method (LIFO)	$0.22	$0.73	$0.84	$0.42
Effect of change	$0.05	$0.03	$0.11	$0.08

Diluted net earnings per share using current inventory valuation method (FIFO)	$0.27	$0.76	$0.95	$0.50

	Year Ended December 31, 2015
	(in thousands, except per share data)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross margin using previous inventory valuation method (LIFO)	$288,282	$386,306	$523,836	$382,838
Effect of change	(17,246)	(94,754)	(140,629)	(214,743)

Gross margin using current inventory valuation method (FIFO)	$271,036	$291,552	$383,207	$168,095

Net earnings (loss) using previous inventory valuation method (LIFO)	$84,292	$159,344	$267,736	$(15,288)
Effect of change	(11,528)	(61,062)	(90,646)	(139,818)

Net earnings (loss) using current inventory valuation method (FIFO)	$72,764	$98,282	$177,090	$(155,106)

Net earnings (loss) attributable to Nucor stockholders using previous inventory valuation method (LIFO)	$67,800	$124,755	$227,126	$(62,022)
Effect of change	(9,568)	(57,142)	(84,766)	(125,459)

Net earnings (loss) attributable to Nucor stockholders using current inventory valuation method (FIFO)	$58,232	$67,613	$142,360	$(187,481)

Basic net earnings (loss) per share using previous inventory valuation method (LIFO)	$0.21	$0.39	$0.71	$(0.19)
Effect of change	$(0.03)	$(0.18)	$(0.27)	$(0.40)

Basic net earnings (loss) per share using current inventory valuation method (FIFO)	$0.18	$0.21	$0.44	$(0.59)

Diluted net earnings (loss) per share using previous inventory valuation method (LIFO)	$0.21	$0.39	$0.71	$(0.19)
Effect of change	$(0.03)	$(0.18)	$(0.27)	$(0.40)

Diluted net earnings (loss) per share using current inventory valuation method (FIFO)	$0.18	$0.21	$0.44	$(0.59)